Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 271.3	$ 267.6
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	269.6	266.1
Total defined benefit obligation of funded plans	(36.4)	(41.5)
Employee future benefit liabilities	(50.2)	(55.1)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(306.0)	(307.6)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(13.8)	(13.6)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.7	1.5
Total defined benefit obligation of funded plans	(0.6)	0.1
Employee future benefit liabilities	(106.1)	(102.9)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(2.3)	(1.4)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (105.5)	$ (103.0)